Taxation (Composition of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income/(loss) before income tax expense
Loss from Chinese mainland operations	$ (30,143)	$ (68,338)	$ (22,560)
Income/(loss) from non-Chinese mainland operations	(19,380)	20,170	16,910
Loss before income tax expense/(benefit)	(49,523)	(48,168)	(5,650)
Income tax expense/(benefit) applicable to Chinese mainland operations
Current tax	23,058	18,700	22,701
Deferred tax	(269,367)	17,785	24,728
Subtotal income tax expense/(benefit) applicable to Chinese mainland operations	(246,309)	36,485	47,429
Non-Chinese mainland income tax expense/(benefit)	(198,387)	15,300	12,850
Non-Chinese mainland withholding tax expense	1,087	285	141
Total income tax expense/(benefit) from continuing operations	(443,609)	52,070	60,420
Changyou [Member]
Income tax expense/(benefit) applicable to Chinese mainland operations
Recognition of a tax benefit from to ll charge	285,500
CHINA
Income tax expense/(benefit) applicable to Chinese mainland operations
Subtotal income tax expense/(benefit) applicable to Chinese mainland operations	246,300	36,500	47,400
Accrued Income Taxes		32,500	36,800
United States
Income tax expense/(benefit) applicable to Chinese mainland operations
Non-Chinese mainland income tax expense/(benefit)		$ 15,000	$ 13,000
Recognition of a tax benefit from to ll charge	$ 198,000